EVENTS OCCURRING AFTER THE REPORTING PERIOD	12 Months Ended
Jun. 30, 2019
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

20.EVENTS OCCURRING AFTER THE REPORTING PERIOD

On August 7, 2019, as a result of the merger with Union that change the Group environment, the Board of Directors of Bioceres S.A., approved the cancellation due to the conditions that were not met of the incentive payment based on shares for Rizobacter Senior Management described in Note 17. At the same date, Bioceres S.A. decided to issue 36,000 ordinary shares and to give USD 399,960 to each of the members of the Rizobacter Senior Management team. 50% of the grant has an instant vesting and it will be paid in twelve installments, and the remaining of 50% of the grant will be vest in one year since grant date and it will be paid in twelve installments.

Subsequent to June 30, 2019, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.